INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income for the year	$ 1,378,790	$ 394,921
Statutory rate	27.00%	27.00%
Income tax expense (recovery) at statutory rate	$ 147,228	$ (82,602)
IRC section 280E disallowance	66,598	230,890
Foreign tax rate differential	(150)	606
Change in foreign exchange rates and other	26,143	145,186
Uncertain tax position, inclusive of interest and penalties	2,230,679	3,630,467
Change in valuation allowance	30,500	413,213
Payable adjustment to provision versus statutory tax returns	1,727,458	(146,592)
Deferred adjustment to provision versus statutory tax returns	385,972	(39,518)
Total income tax expense for continuing operations	$ 4,614,428	$ 4,151,650